Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of Accounts Receivable and Ageing Analysis

	As at December 31,
	2024	2025
	RMB’million	RMB’million
Accounts receivable	3,530	3,931
Less: loss allowance for expected credit losses	(22)	(28)
Accounts receivable, net	3,508	3,903
Ageing analysis of the accounts receivable based on invoice date:
Up to 3 months	3,102	3,495
3 to 6 months	217	318
Over 6 months	211	118
	3,530	3,931

Summary of Loss Allowances for Accounts Receivable

The loss allowances for accounts receivable as at December 31, 2024 and 2025 reconciled to the opening loss allowances as follows:

	Year ended December 31,
	2024	2025
	RMB’million	RMB’million
At January 1	77	22
Provision for loss allowance recognized in income statement	17	6
Receivables written off during the year as uncollectible	(72)	-
At December 31	22	28